INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 22,812	$ 8,638
Short-term restricted cash	16	16
Bank deposits	22,736	54,010
Marketable securities	8,855	9,466
Trade receivables, net	10,484	9,978
Inventory	5,227	3,344
Prepaid expenses and other current assets	6,608	4,780
Total current assets	76,738	90,232
LONG-TERM ASSETS:
Restricted deposits	3,321	3,189
Property and equipment, net	19,210	19,856
Operating lease right-of-use assets, net	22,990	25,086
Other long-term assets	850	89
Total long-term assets	46,371	48,220
Total assets	123,109	138,452
CURRENT LIABILITIES:
Trade payables	9,594	8,599
Deferred revenues	2,523	1,852
Employees and payroll accruals	10,244	9,027
Accrued expenses and other current liabilities	6,984	5,998
Operating lease liabilities	6,236	5,949
Total current liabilities	35,581	31,425
LONG-TERM LIABILITIES:
Operating lease liabilities	27,311	29,302
Warrants liability	0	7
Total long-term liabilities	27,311	29,309
SHAREHOLDERS' EQUITY:
Ordinary shares of no-par value: Authorized: 500,000,000 shares as of September 30, 2026 and December 31, 2025; Issued and outstanding: 298,674,127 and 214,090,980 shares as of September 30, 2026 and December 31, 2025, respectively	0	0
Additional paid-in capital	922,378	875,558
Accumulated deficit	(862,161)	(797,840)
Total shareholders' equity	60,217	77,718
Total liabilities and shareholders' equity	$ 123,109	$ 138,452